1875 K Street, N.W.
Washington, DC 20006-1238
Tel: 202 303 1000
Fax: 202 303 2000

July 12, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Post-Effective Amendment No. 420 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-6444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 420 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 420 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of the Amendment is to add Class A2 shares to ClearBridge Select Fund (the “Fund”), a series of the Trust. The Fund will offer its Class A2 shares to retail and institutional shareholders in the same manner as the other classes of the Fund and other series of the Trust as well as of the Legg Mason fund complex. More specifically, the disclosures in the sections of the Fund’s Prospectus titled “Purchase and sale of fund shares,” “Tax information,” “Payments to broker/dealers and other financial intermediaries,” “Portfolio holdings,” “Comparing the fund’s classes,” “Sales charges,” “More about contingent deferred sales charges,” “Retirement and Institutional Investors—eligible investors,” “Buying shares,” “Exchanging shares,” “Dividends, other distributions and taxes,” and “Share price” and the sections of the Fund’s Statement of Additional Information (“SAI”) entitled “Purchase of Shares,” “Valuation of Shares,” and “Disclosure of Portfolio Holdings” are substantially similar to those sections in the Prospectus and SAI of QS International Equity Fund’s Post-Effective Amendment to the Registration Statement of Legg Mason Global Asset Management Trust that was filed solely to add Class A2 shares on March 24, 2016 and has been reviewed by the Staff. In addition, much of the other disclosures in the sections of the Fund’s SAI titled “Investment Policies,” “Management,” “Redemption of Shares,” “Exchange Privilege,” “Portfolio Transactions,” and “The Trust” is substantially similar to those sections in the SAI of EnTrustPermal Alternative Core Fund’s Post-Effective Amendment that was filed on February 23, 2018. Consequently, on behalf of the Trust, I request selective review of the Amendment.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1124.

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

July 12, 2018

Very truly yours,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

Enclosures

cc:	Tara Gormel, Legg Mason & Co., LLC

Neesa P. Sood, Willkie Farr & Gallagher LLP